Earnings per share - Result attributable to ordinary shares (Details) - USD ($)		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2019	Jun. 30, 2018 [1]
Earnings per share [abstract]
Result for the period		$ (19,030,395)	$ (51,602,299)
Weighted average number of shares (basic) (in shares)	218,786,812	216,994,426	164,550,509
Basic earnings per share (in dollars per share)		$ (0.09)	$ (0.31)

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.